PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
Summary of the Company's property and equipment

	Estimate Useful Life	As of December 31, 2011	As of December 31, 2010
Building and improvements	15 - 40 years	$18,708	$—
Furniture and equipment	2 - 10 years	62,224	26,526
Software	3 - 5 years	96,010	54,706
Leasehold improvements	3 - 10 years	1,458	2,638
Construction in progress		15,737	13,626
Accumulated depreciation		(41,827)	(16,440)

Total		$152,310	$81,056